Related Parties - Summary of Ownership Interests (Parenthetical) (Detail)		1 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2017
Planta de Combustible Cozumel, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage			40.00%
Planta de Combustible Cozumel, S. A. de C. V [member] | Pedro Oscar Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights exercised		50.00%
Planta de Combustible Cozumel, S. A. de C. V [member] | Nassim Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights exercised		50.00%
Planta de Combustible Cozumel, S. A. de C. V [member] | Fausto Nassim JoaquinIbarra [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	60.00%	60.00%
Percentage of shares become property of an investment		57.00%
Gasolinera y Servicios Juarez, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage			40.00%
Percentage of voting rights exercised	100.00%
Gasolinera y Servicios Juarez, S. A. de C. V [member] | Fausto Nassim JoaquinIbarra [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	40.00%	40.00%
Combustibles Caleta, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage			20.00%
Combustibles Caleta, S. A. de C. V [member] | Pedro Oscar Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage			20.00%
Percentage of voting rights exercised	50.00%
Combustibles Caleta, S. A. de C. V [member] | Nassim Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage			20.00%
Percentage of voting rights exercised	50.00%
Combustibles Caleta, S. A. de C. V [member] | Fausto Nassim JoaquinIbarra [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%	20.00%